Pension And Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Changes In Projected Benefit Obligation

	2012	2011
Projected benefit obligation at January 1	$99.7	$97.3
Service cost	1.1	3.4
Interest cost	4.3	4.6
Plan participants’ contributions	0.3	1.5
Actuarial loss	33.5	6.7
Benefits paid and other disbursements	(1.3)	(1.6)
Curtailment gain	—	(8.8)
Foreign currency exchange rate changes	2.8	(3.4)

Projected benefit obligation at December 31	$140.4	$99.7

Schedule Of Changes In Plan Assets

	2012	2011
Fair value of plan assets at beginning of year	$87.5	$77.4
Actual (loss)/gain on plan assets	11.4	(2.7)
Employer contribution	1.4	16.2
Plan participants’ contributions	0.3	1.5
Benefits paid and other disbursements	(1.3)	(1.6)
Foreign currency exchange rate changes	2.0	(3.3)

Fair value of plan assets at end of year	$101.3	$87.5

Unfunded status at end of year	$(39.1)	$(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37.0
Unamortized prior service cost in accumulated OCI	0.2	0.3

Net amount recognized	$22.9	$25.1

Schedule Of Amounts Recognized In Consolidated Balance Sheet

	2012	2011
Unfunded status — non-current liability	$(39.1)	$(12.2)
Accumulated OCI	62.0	37.3

Net amount recognized	$22.9	$25.1

Schedule Of Net Periodic Pension Cost

	2012	2011	2010
Service cost	$1.1	$3.4	$3.2
Interest cost	4.3	4.6	4.2
Expected return on plan assets	(4.3)	(5.0)	(4.9)
Amortization of net actuarial loss	1.6	1.4	1.2
Amortization of prior service cost	—	0.2	—

Net periodic pension cost	$2.7	$4.6	$3.7

Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation

	2012	2011
Discount rate	3.3%	4.3%
Expected return on plan assets	4.3%	5.5%
Rate of compensation increase	3.4%	3.4%

Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost

	Increase/(decrease) in Projected Benefit Obligation	Increase/(decrease) in Service Cost	Increase/(decrease) in Net Periodic Pension Cost
Increase of 0.25% in discount rate	$(9.8)	$(0.2)	$(0.8)
Decrease of 0.25% in discount rate	10.6	0.2	0.8
Increase of 0.25% in salary and inflation rates	10.2	0.2	1.1
Decrease of 0.25% in salary and inflation rates	(9.4)	(0.2)	(1.1)
Increase of one year in life expectancy	4.5	0.1	0.5
Decrease of one year in life expectancy	(4.5)	(0.1)	(0.5)
Increase of 0.25% in pension increase assumption	4.6	0.1	0.5
Decrease of 0.25% in pension increase assumption	(3.8)	(0.1)	(0.5)

Schedule Of Weighted-Average Asset Allocations

	2012	2011
Equities	48.1%	47.1%
Bonds	19.4%	18.5%
Property	0.6%	0.7%
Cash	11.4%	13.3%
Absolute return fund	20.5%	20.4%

Total	100.0%	100.0%

Schedule Of Long-Term Asset Allocation Ranges

Equities	60%-80%
Bonds	10%-40%
Property	0%-10%
Other	0%-10%

Schedule Of Expected Long-Term Rate Of Return On Assets

	2012	2011
Equities	6.5%	7.0%
Property	5.5%	6.0%
Bonds	3.0%	3.5%
Cash	2.0%	2.0%
Absolute return fund	4.5%	6.0%

Schedule Of Fair Value Of Pension Plan Assets

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Equities	$48.7	$—	$—	$48.7
Bonds	19.7	—	—	19.7
Property	—	—	0.6	0.6
Cash	11.5	—	—	11.5
Absolute return fund	20.8	—	—	20.8

Total	$100.7	$—	$0.6	$101.3

Summary Of Changes In Fair Value Of Level 3 Pension Plan Assets

Total
Beginning balance at January 1, 2012	$0.6
Unrealized loss on property assets	—

Ending balance at December 31, 2012	$0.6

At The Age Of 65 [Member]
Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring

	2012	2011
Females	23.5	23.4
Males	21.8	21.7

At The Age Of 65 In 10 Years [Member]
Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring

	2012	2011
Females	24.5	24.4
Males	22.7	22.6

At The Age Of 65 In 20 Years [Member]
Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring

	2012	2011
Females	25.4	25.3
Males	23.6	23.5